[Front cover]

[State Street Research logo]

State Street Research Money Market Fund
Semiannual Report

[graphic  of fisherman by stream]

September 30, 1995

Whats Inside
Investment Update About the Fund, economy and markets

Fund Information
Facts and figures Plus, Complete Portfolio Holdings and Financial Statements

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy

(bullet) Economic growth has been moderate, and inflation remains low.

(bullet) Strong consumer confidence helped boost spending, resulting in higher consumer debt levels. Job growth continues to fluctuate, and unemployment has stayed relatively low.

(bullet) The Federal Reserve cut interest rates by one-quarter point on July
         6, 1995. As of September 30, 1995, there had been no further action taken by the Fed.

The Markets

(bullet) Stock and bond markets showed strong performance, albeit with occasional declines, from April 1 to September 30, 1995.

(bullet) 1995 continues to be the best year for stocks since 1991. The S&P 500 was up +18.23% for the six-month period ended September 30, 1995.(1)

(bullet) Bonds also performed well. The Lehman Brothers Aggregate Bond Index gained +8.18% from April 1 to September 30, 1995.(1)

THE FUND

Over the past six months

(bullet) Money market yields have decreased slightly over the past six months.
         For Class E shares of the Fund, the yield moved from 5.40% to 5.04%.

(bullet) The Fund maintained its stable net asset value of $1.00 per share.
         Current strategy (bullet) The Fund's portfolio consists entirely of high-quality, "first-tier" commercial paper issued by large corporations.

(bullet) The weighted average maturity of the Fund as of September 30, 1995 was 40 days.

1 The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The Lehman Brothers Aggregate Bond Index is a commonly used measure of bond market performance. The indices are unmanaged and do not take sales charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.


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FUND INFORMATION (all data are for periods ended September 30, 1995)
-------------------------------------------------------------------------------

7-Day Yield
===============================================================================
Class B                                                          4.04%
-------------------------------------------------------------------------------
Class C                                                          5.04%
-------------------------------------------------------------------------------
Class D                                                          4.04%
-------------------------------------------------------------------------------
Class E                                                          5.04%
===============================================================================

Yield is calculated by annualizing the Fund's per share distributions for the most recent seven days and dividing by the net asset value per share at the end of the period. Yields shown reflect voluntary reduction of fund fees and expenses. Without a reduction of Fund fees and expenses, the 7-day yield would have been 3.73% for Class B shares, 4.73% for Class C shares, 3.73% for Class D shares, and 4.73% for Class E shares.

(LINE CHART)
Month-End 7-Day Yields
State Street Research Money Market Fund
Class E Shares

9/94    4.1
10/94   4.24
11/94   4.66
12/94   5.19
1/95    5.19
2/95    5.34
3/95    5.4
4/95    5.4
5/95    5.37
6/95    5.31
7/95    5.16
8/95    5.08
9/95    5.04

Yields shown reflect voluntary reduction of fund fees and expenses.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
September 30, 1995 (Unaudited)

-------------------------------------------------------------------------------
                                   Principal     Maturity        Value
                                     Amount        Date        (Note 1)
-------------------------------------------------------------------------------
COMMERCIAL PAPER 100.6%
Bank Holding Company 15.1%
Canadian Imperial Holdings
  Inc., 5.72%                     $8,000,000   11/14/1995    $  7,944,071
J.P. Morgan & Co., 5.67%           6,000,000   12/22/1995       5,922,510
J.P. Morgan & Co., 5.62%           5,000,000   12/22/1995       4,935,994
State Street Boston Corp.,
  5.55%                            5,000,000   12/21/1995       4,937,563
Toronto Dominion Holdings
  (U.S.A.), Inc., 5.67%            3,000,000   11/21/1995       2,975,903
Toronto Dominion Holdings
  (U.S.A.), 5.62%                  7,000,000   12/19/1995       6,913,671
                                                             ------------
                                                               33,629,712
                                                             ------------
Canadian 10.9%
Canadian Wheat Board, 5.65%        5,340,000   10/04/1995       5,337,486
Canadian Wheat Board, 5.68%        4,175,000   10/26/1995       4,158,532
Province of British Columbia,
  5.72%                            3,900,000   12/18/1995       3,851,666
Province of Quebec, 5.76%          4,000,000   10/04/1995       3,998,080
Province of Quebec, 5.71%          7,000,000   12/01/1995       6,933,103
                                                             ------------
                                                               24,278,867
                                                             ------------
Captive Automobile Finance 5.4%
Ford Motor Credit Co., 5.67%       3,298,000   12/04/1995       3,265,167
General Motors Acceptance
  Corp., 5.69%                     9,000,000   12/26/1995       8,877,665
                                                             ------------
                                                               12,142,832
                                                             ------------
Captive Finance 7.6%
Pitney Bowes Credit Corp.,
  5.70%                            4,000,000   10/23/1995       3,986,067
Pitney Bowes Credit Corp.,
  5.63%                            6,000,000   11/27/1995       5,946,515
Sears Roebuck Acceptance Corp.,
  5.67%                            7,000,000   10/16/1995       6,983,463
                                                             ------------
                                                               16,916,045
                                                             ------------
Communications 3.1%
Southwestern Bell Telephone
  Co., 5.60%                       7,000,000   12/07/1995       6,927,044
                                                             ------------
Consumer Finance 15.0%
American Express Credit Corp.,
  5.60%                            7,000,000   10/03/1995       6,997,822
American General Finance Corp.,
  5.65%                            8,000,000   11/02/1995       7,959,822
Beneficial Corp., 5.68%            7,000,000   11/17/1995       6,948,091
Beneficial Corp., 5.68%            4,000,000   12/21/1995       3,948,880
Household Finance Corp., 5.73%     7,600,000   10/13/1995       7,585,484
                                                             ------------
                                                               33,440,099
                                                             ------------

Diversified Finance 13.8%
CIT Group Holdings, Inc.,
  5.60%                           $9,000,000   10/06/1995    $  8,993,000
General Electric Capital Corp.,
  5.70%                            5,849,000   10/20/1995       5,831,404
General Electric Capital Corp.,
  5.60%                            5,000,000   12/14/1995       4,942,444
Transamerica Finance Group,
  Inc., 5.60%                      7,000,000   10/12/1995       6,988,022
Transamerica Finance Group,
  Inc., 5.68%                      4,000,000   11/13/1995       3,972,862
                                                             ------------
                                                               30,727,732
                                                             ------------
Electric 3.6%
Southern California Edison Co.,
  5.67%                            8,000,000   11/01/1995       7,960,940
                                                             ------------
Food & Beverage Products 8.1%
Coca-Cola Co., 5.70%               8,000,000   11/09/1995       7,951,293
Philip Morris Companies, Inc.,
  6.50%                            2,223,000   10/02/1995       2,222,599
Philip Morris Companies, Inc.,
  5.67%                            8,000,000   10/02/1995       7,998,740
                                                             ------------
                                                               18,172,632
                                                             ------------
Grains 3.1%
Cargill, Inc., 5.60%               7,000,000   10/11/1995       6,989,111
                                                             ------------
Office Equipment 2.1%
Hewlett-Packard Co., 5.62%         4,700,000   11/07/1995       4,672,852
                                                             ------------
Oil & Gas 4.0%
Michigan Consolidated Gas Co.,
  5.68%                            3,000,000   12/14/1995       2,965,467
Shell Oil Co., 5.59%               6,000,000   12/11/1995       5,933,733
                                                             ------------
                                                                8,899,200
                                                             ------------
Printing & Publishing 4.4%
McGraw-Hill, Inc., 5.68%           6,000,000   10/19/1995       5,983,200
McGraw-Hill, Inc., 5.65%           4,000,000   12/04/1995       3,959,822
                                                             ------------
                                                                9,943,022
                                                             ------------
Retail 4.4%
Toys 'R Us, Inc., 5.73%            6,600,000   11/13/1995       6,554,829
Wal-Mart Stores, Inc., 5.70%       3,292,000   10/13/1995       3,285,745
                                                             ------------
                                                                9,840,574
                                                             ------------
Total Investments (Cost $224,540,662)-100.6%                  224,540,662
Cash and Other Assets, Less Liabilities--(0.6)%                (1,441,768)
                                                             ------------
Net Assets--100.0%                                           $223,098,894
                                                             ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
September 30, 1995 (Unaudited)

Statement of Operations
For the six months ended September 30, 1995 (Unaudited)

Assets
Investments, at value (Cost $224,540,662) (Note 1)     $ 224,540,662
Cash                                                          61,123
Receivable for fund shares sold                               95,265
Receivable from Distributor (Note 3)                          57,814
Other assets                                                  58,238
                                                       -------------
                                                         224,813,102
Liabilities
Payable for fund shares redeemed                           1,042,269
Accrued transfer agent and shareholder services
  (Note 2)                                                   250,430
Dividends payable                                            204,112
Accrued management fee (Note 2)                               91,552
Accrued distribution fee (Note 5)                             10,711
Accrued trustees' fees (Note 2)                                8,935
Other accrued expenses                                       106,199
                                                       -------------
                                                           1,714,208
                                                       -------------
Net Assets                                             $ 223,098,894
                                                       =============
Net Assets consist of:
 Shares of beneficial interest                         $ 223,098,894
                                                       =============
Net Asset Value and offering price per share of
  Class B shares ($11,946,317 / 11,946,317 shares
  of beneficial interest)*                                     $1.00
                                                       =============
Net Asset Value, offering price and redemption
  price per share of Class C shares ($17,661,562 /
  17,661,562 shares of beneficial interest)                    $1.00
                                                       =============
Net Asset Value and offering price per share of
  Class D shares ($698,698 / 698,698 shares of
  beneficial interest)*                                        $1.00
                                                       =============
Net Asset Value, offering price and redemption
  price per share of Class E shares ($192,792,317 /
  192,792,317 shares of beneficial interest)                   $1.00
                                                       =============

-------------------------------------------------------------------------------
* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.


-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended September 30, 1995 (Unaudited)

Investment Income
Interest                                            $6,023,266

Expenses
Management fee (Note 2)                                504,359
Transfer agent and shareholder services (Note 2)       447,435
Custodian fee                                           55,449
Registration fees                                       32,208
Reports to shareholders                                 18,056
Trustees' fees (Note 2)                                 14,274
Audit fee                                               12,444
Distribution fee--Class B (Note 5)                      55,068
Distribution fee--Class D (Note 5)                       3,944
Miscellaneous                                            1,622
                                                    ----------
                                                     1,144,859
Expenses borne by the Distributor (Note 3)            (329,309)
                                                    ----------
                                                       815,550
                                                    ----------

Net investment income and net increase in net
  assets resulting from operations                  $5,207,716
                                                    ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                  Six months
                                     ended
                                 September 30,     Year ended
                                     1995           March 31,
                                  (Unaudited)         1995
---------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
Net investment income and
  net increase resulting
  from operations                $  5,207,716     $  7,152,656
                                 ------------     ------------
Dividends from net investment
  income:
 Class B                             (232,189)        (217,870)
 Class C                             (325,388)        (256,892)
 Class D                              (16,658)         (42,149)
 Class E                           (4,633,481)      (6,635,745)
                                 ------------     ------------
                                   (5,207,716)      (7,152,656)
                                 ------------     ------------
Net increase from fund share
  transactions (Note 6)            54,557,314       25,424,190
                                 ------------     ------------
Total increase in net assets       54,557,314       25,424,190
Net Assets
Beginning of period               168,541,580      143,117,390
                                 ------------     ------------
End of period                    $223,098,894     $168,541,580
                                 ============     ============

-------------------------------------------------------------------------------
Notes to Unaudited Financial Statements
-------------------------------------------------------------------------------
September 30, 1995

Note 1

State Street Research Money Market Fund, formerly MetLife-State Street Research Money Market Fund (the "Fund") is a series of State Street Research Money Market Trust, formerly MetLife-State Street Money Market Trust (the "Trust"), which was organized as a Massachusetts business trust in April, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in August, 1986. The Fund is presently the only active series of the Trust, although the Trustees have the authority to create an unlimited number of series.

The Fund offers four classes of shares. Effective November 30, 1993, the Fund discontinued offering Class A shares and any existing Class A shares were redesignated Class E shares. Class A shares were subject to an initial sales charge of up to 4.50% and annual service fees of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class E shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. Class E shares are offered to any individual. Class E shares are not subject to any initial or contingent deferred sales charges and do not pay any distribution or service fees. The Fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation

The Fund values securities at amortized cost, pursuant to which the Fund must adhere to certain conditions. The amortized cost method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the investments.

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses, if any, are reported on the basis of identified cost of securities delivered.


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
Notes (cont'd)
-------------------------------------------------------------------------------


C. Net Investment Income

Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the Fund. Interest income is accrued daily as earned.

D. Dividends

Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 1995, the fees pursuant to such agreement amounted to $504,359.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended September 30, 1995, the amount of such expenses was $109,657.

The fees of the Trustees not currently affiliated with the Adviser amounted to $14,274 during the six months ended September 30, 1995.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended September 30, 1995, the amount of such expenses assumed by the Distributor and its affiliates was $329,309.

Note 4

For the six months ended September 30, 1995, purchases and sales, including maturities, of securities aggregated $1,510,349,453 and $1,461,150,000, respectively.

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual distribution and service fees to the Distributor at a rate of 0.75% and 0.25%, respectively, of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 1995, fees pursuant to such plan amounted to $55,068 and $3,944 for Class B and Class D shares, respectively.

The Fund has been informed that MetLife Securities, Inc., a wholly- owned subsidiary of Metropolitan, earned commissions aggregating $2,074 on sales of the Fund's Class B shares and that the Distributor collected contingent deferred sales charges of $75,700 on redemptions of Class B shares during the six months ended September 30, 1995.

STATE STREET RESEARCH MONEY MARKET FUND

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

At September 30, 1995, Metropolitan owned 478,979 Class B shares, 1,072,769 Class C shares and 478,479 Class D shares and Metropolitan and certain of its affiliates held of record 79,542,391 Class E shares of the Fund. The Adviser owned 21,481 Class E shares and the Distributor owned 500,000 Class E shares of the Fund.

Share transactions were as follows:

                                               Six months ended
                                              September 30, 1995                   Year ended
                                                  (Unaudited)                    March 31, 1995
                                          ----------------------------   -----------------------------
Class B                                     Shares          Amount          Shares          Amount
------------------------------------------------------------------------------------------------------
Shares sold                                14,565,986   $  14,565,986      23,182,577    $  23,182,577
Issued upon reinvestment of dividends         191,730         191,730         187,109          187,109
Shares repurchased                        (12,133,660)    (12,133,660)    (17,075,600)     (17,075,600)
                                         ------------   -------------    ------------    -------------
Net increase                                2,624,056   $   2,624,056       6,294,086    $   6,294,086
                                         ============   =============    ============    =============
Class C                                     Shares          Amount          Shares          Amount
------------------------------------------------------------------------------------------------------
Shares sold                                13,136,166   $  13,136,166      29,413,278    $  29,413,278
Issued upon reinvestment of dividends         294,337         294,337         136,567          136,567
Shares repurchased                         (3,655,222)     (3,655,222)    (23,449,528)     (23,449,528)
                                         ------------   -------------    ------------    -------------
Net increase                                9,775,281   $   9,775,281       6,100,317    $   6,100,317
                                         ============   =============    ============    =============
Class D                                     Shares          Amount          Shares          Amount
------------------------------------------------------------------------------------------------------
Shares sold                                   748,596   $     748,596       4,119,869    $   4,119,869
Issued upon reinvestment of dividends          11,323          11,323          35,281           35,281
Shares repurchased                           (902,991)       (902,991)     (3,487,480)      (3,487,480)
                                         ------------   -------------    ------------    -------------
Net increase (decrease)                      (143,072)  $    (143,072)        667,670    $     667,670
                                         ============   =============    ============    =============
Class E                                     Shares          Amount          Shares          Amount
------------------------------------------------------------------------------------------------------
Shares sold                               445,249,183   $ 445,249,183     895,389,466    $ 895,389,466
Issued upon reinvestment of dividends       3,102,924       3,102,924       4,099,011        4,099,011
Shares repurchased                       (406,051,058)   (406,051,058)   (887,126,360)    (887,126,360)
                                         ------------   -------------    ------------    -------------
Net increase                               42,301,049   $  42,301,049      12,362,117    $  12,362,117
                                         ============   =============    ============    =============

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
Financial Highlights
-------------------------------------------------------------------------------
For a share outstanding throughout each period:

                                                Class B                       Class C                        Class D
                                      -------------------------- --------------------------------- ------------------------------

                                        Six months                    Six months                     Six months
                                           ended      Year               ended       Year               ended       Year
                                       September 30  ended           September 30,  ended           September 30,  ended
                                           1995     March 31,            1995      March 31,            1995      March 31,
                                        (Unaudited)   1995    1994**  (Unaudited)    1995    1994**  (Unaudited)    1995     1994**
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $1.000      $1.000  $1.000    $1.000     $1.000  $1.000     $1.000      $1.000   $1.000
Net investment income*                      .021        .032    .012      .026       .042    .021       .021        .032     .013
Dividends from net investment
  income                                   (.021)      (.032)  (.012)    (.026)     (.042)  (.021)     (.021)      (.032)   (.013)
                                          ------      ------  ------    ------     ------  ------     ------      ------   ------
Net asset value, end of period            $1.000      $1.000  $1.000    $1.000     $1.000  $1.000     $1.000      $1.000   $1.000
                                          ======      ======  ======    ======     ======  ======     ======      ======   ======
Total return                                2.15%++     3.27%+  1.27%++   2.65%++    4.31%+  2.08%++    2.15%++     3.28%+  1.30%++
Net assets at end of period (000s)       $11,946      $9,322  $3,028   $17,662     $7,886  $1,786       $699        $842    $174
Ratio of operating expenses to
  average net assets*                       1.75%#      1.75%   1.75%#    0.75%#     0.75%   0.75%#     1.75%#      1.75%   1.75%#
Ratio of net investment income to
  average net assets*                       4.22%#      3.53%   1.54%#    5.19%#     4.66%   2.54%#     4.22%#      3.30%   1.54%#
 *Reflects voluntary assumption of
  fees or expenses per share in
  each period (Note 3).                   $ .002      $ .004  $ .007    $ .002     $ .003  $ .006     $ .002      $ .005  $ .002
---------------------------------------------------------------------------------------------------------------------------------


                                                                                          Class E
                                                        -------------------------------------------------------------------------
                                                          Six months
                                                             ended
                                                         September 30,                      Year ended March 31
                                                             1995         -------------------------------------------------------
                                                          (Unaudited)       1995     1994***      1993       1992       1991
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of periood                       $1.000         $1.000     $1.000     $1.000     $1.000     $1.000
Net investment income*                                        .026           .042       .025       .028       .048       .072
Dividends from net investment income                         (.026)         (.042)     (.025)     (.028)     (.048)     (.072)
                                                            ------         ------     ------     ------     ------     ------
Net asset value, end of period                              $1.000         $1.000     $1.000     $1.000     $1.000     $1.000
                                                            ======         ======     ======     ======     ======     ======
Total return                                                  2.65%++        4.31%+     2.48%+     2.88%+     4.85%+     7.47%+
Net assets at end of period (000s)                        $192,792       $150,491   $138,129   $149,831   $168,088   $185,839
Ratio of operating expenses to average net assets*            0.75%#         0.75%      0.75%      0.75%      0.75%      0.75%
Ratio of net investment income to average net
  assets*                                                     5.22%#         4.26%      2.46%      2.84%      4.77%      7.21%
 *Reflects voluntary assumption of fees or expenses
  per share in each period (Note 3).                         $.002         $.006      $.003      $.001      $.001       $.002
---------------------------------------------------------------------------------------------------------------------------------

** June 1, 1993 (commencement of share class designations) to March 31, 1994. # Annualized.
+ Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

***Effective November 30, 1993, the Fund discontinued offering Class A shares and any existing Class A shares were redesignated Class E shares. Net investment income and dividends amounted to $.011 per share for Class A shares during the period June 1, 1993 (commencement of share class designations) to November 30, 1993.

STATE STREET RESEARCH MONEY MARKET FUND

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FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH MONEY MARKET
TRUST
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FUND INFORMATION

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar
Exchange Place
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

JoAnne C. Mulligan
Vice President

Thomas A. Shively
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Edward M. Lamont
Formerly in banking (Morgan
Guaranty Trust Company of
New York); presently engaged
in private investments and
civic affairs

Robert A. Lawrence
Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of
the Board and Chief Executive
Officer, Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

[Back cover]

State Street Research Money Market Fund
One Financial Center
Boston, MA 02111

Bulk Rate
U.S.Postage
PAID
Brockton,  MA
Permit No.600

Questions?
Comments?

Call us at 1-800-562-0032, or write us at:
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
[State Street Research logo]

This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

CONTROL NUMBER:2788-951122(1296)SSR-LDCover
Illustration by Dorothy Cullinan MM-270D-1195